Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share
10. Earnings per share
Basic EPS
The calculation of basic EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
Earnings[1] (£ million)	257.9	252.7
Weighted average shares used in basic EPS calculation (million)	1,115.2	1,211.9
EPS	23.1p	20.9p
Note
[1]Earnings is equivalent to profit for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
Diluted earnings (£ million)	257.9	252.7
Weighted average shares used in diluted EPS calculation (million)	1,137.8	1,229.0
Diluted EPS	22.7p	20.6p
10. Earnings per share (continued)
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	m	m
Weighted average shares used in basic EPS calculation	1,115.2	1,211.9
Dilutive share options outstanding	1.4	0.8
Other potentially issuable shares	21.2	16.3
Weighted average shares used in diluted EPS calculation	1,137.8	1,229.0
At 30 June 2022 there were 1,162,563,018 (30 June 2021: 1,270,102,274) ordinary shares in issue, including treasury shares of 70,489,953 (30 June 2021: 70,489,953).